New and revised standards and interpretations issued but not yet effective	12 Months Ended
Dec. 31, 2018
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
New and revised standards and interpretations issued but not yet effective

5.	New and revised standards and interpretations issued but not yet effective

(a)	IFRS 16 Leases

IFRS 16 was issued in January 2016 and replaces the previous guidance on leases. This standard provides a single recognition and measurement model to be applied by lessees to leases, with required recognition of assets and liabilities for most leases. This standard is effective for annual periods beginning on or after January 1, 2019, with early adoption permitted if the Company is also applying IFRS 15, Revenue from contracts with customers. The Company will adopt this new standard as of its effective date.

The Company has reviewed all of the Company’s leasing arrangements outstanding as at December 31, 2018, in respect of the new lease standard. The standard will primarily affect the accounting for the Company's operating leases. At the reporting date, the Company has non-cancellable operating lease commitments of $5,950, see Note 21(a). The Company intends to apply the simplified transition approach and will not restate comparative amounts to the year prior to adoption. In respect of these lease commitments, the Company expects to recognize right-of-use assets of approximately $1,722, current lease liabilities of $303 and non-current lease liabilities of $1,642 as at January 1, 2019. Pursuant to the application of the simplified transition approach, the Company expects a one-time adjustment to increase the opening accumulated deficit as at January 1, 2019 of $223. The Company expects that profit or loss will decrease by approximately $98 for the year ended December 31, 2019 as a result of the application of IFRS 16.

(b)	IFRIC 23 Uncertainty over income tax treatments

IFRIC 23 clarifies the application of recognition and measurement requirements in IAS 12, Income taxes, when there is uncertainty over income tax treatments. It specifically addresses whether an entity considers each tax treatment independently or collectively, the assumptions an entity makes about the examination of tax treatments by taxation authorities, how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, and how an entity considers changes in facts and circumstances. IFRIC 23 will be effective for the Company’s fiscal year beginning on January 1, 2019, with earlier application permitted. The Company will adopt this interpretation as of its effective date. The Company has performed a preliminary analysis and has not assessed any significant impact as a result of the adoption of this standard.